Loans (Composition of Loans Acquired) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Gross loans	$ 2,863,327	$ 2,652,066
Virginia Savings Bank [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Gross loans	28,914	38,345
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Carrying Amount, Net	1,707	1,964
Contractually required principal and interest	1,965	2,407
Community Bank [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Gross loans	181,545	219,923
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Carrying Amount, Net	12,899	15,365
Contractually required principal and interest	16,362	23,277
American Founders Bank [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Gross loans	112,862
Virginia Savings Bank and Community Bank [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Gross loans	323,321	258,268
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Carrying Amount, Net	14,606	17,329
Contractually required principal and interest	$ 18,327	$ 25,684